Consolidated Statements of Cash Flows (Parenthetical)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Reconciliation of Cash and cash equivalents and restricted cash reported within the consolidated balance sheets
Cash and cash equivalents	¥ 601,769,949	$ 94,430,837	¥ 630,416,786		¥ 711,205,698
Restricted cash	10,329,302	1,620,893	26,819,159		1,100,000
Cash, cash equivalents and restricted cash	¥ 612,099,251	$ 96,051,730	¥ 657,235,945	$ 103,134,662	¥ 712,305,698	¥ 1,302,565,042